Investments Components of Net Realized Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 290.2	$ 271.8	$ 360.6
Gross realized losses on securities sales	(29.9)	(12.5)	(31.1)
Net realized gains (losses) on securities sales	260.3	259.3	329.5
Other-than-temporary impairment losses	(7.2)	(6.1)	(3.5)
Total net realized gains (losses) on securities	224.2	318.4	306.8
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	92.9	76.9	115.4
Gross realized losses on securities sales	(22.6)	(11.8)	(2.9)
Net realized gains (losses) on securities sales	70.3	65.1	112.5
Other-than-temporary impairment losses	0	(0.6)	(1.7)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	24.0	8.5	20.2
Gross realized losses on securities sales	(7.6)	(3.7)	(1.9)
Net realized gains (losses) on securities sales	16.4	4.8	18.3
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	9.3	7.7	15.0
Gross realized losses on securities sales	(0.5)	0	0
Net realized gains (losses) on securities sales	8.8	7.7	15.0
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	37.2	47.7	58.1
Gross realized losses on securities sales	(2.8)	(6.2)	(0.6)
Net realized gains (losses) on securities sales	34.4	41.5	57.5
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.7	3.0	1.2
Gross realized losses on securities sales	(0.2)	0	0
Net realized gains (losses) on securities sales	2.5	3.0	1.2
Other-than-temporary impairment losses	0	(0.6)	(1.6)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	17.0	10.0	19.3
Gross realized losses on securities sales	(8.3)	(1.8)	0
Net realized gains (losses) on securities sales	8.7	8.2	19.3
Other-than-temporary impairment losses	0	0	(0.1)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0	0	0.9
Net realized gains (losses) on securities sales	0	0	0.9
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.7	0	0.7
Gross realized losses on securities sales	(3.2)	(0.1)	(0.4)
Net realized gains (losses) on securities sales	(0.5)	(0.1)	0.3
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	90.0	126.3	78.2
Gross realized losses on securities sales	0	(0.1)	(1.1)
Net realized gains (losses) on securities sales	90.0	126.2	77.1
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	107.3	68.6	167.0
Gross realized losses on securities sales	(7.3)	(0.6)	(27.1)
Net realized gains (losses) on securities sales	100.0	68.0	139.9
Other-than-temporary impairment losses	(7.2)	(5.5)	(1.8)
Hybrid and Derivative Instruments and Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(28.9)	65.2	(19.2)
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	4.7	2.2	9.6
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	30.5	6.4	14.3
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	$ (64.1)	$ 56.6	$ (43.1)